Calvert
Equity Fund
December 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Capital Markets — 7.5%
Charles Schwab Corp. (The)	1,016,584	$ 69,940,979
Intercontinental Exchange, Inc.	1,136,724	145,989,463
Moody's Corp.	191,175	74,665,308
S&P Global, Inc.	546,670	240,819,069
		$ 531,414,819
Chemicals — 7.1%
Air Products & Chemicals, Inc.	333,321	$ 91,263,290
Ecolab, Inc.	1,016,925	201,707,074
Linde PLC	496,305	203,837,426
		$496,807,790
Commercial Services & Supplies — 1.1%
Veralto Corp.	898,564	$73,915,875
		$73,915,875
Consumer Staples Distribution & Retail — 3.2%
Costco Wholesale Corp.	112,021	$73,942,822
Dollar General Corp.	1,092,583	148,536,659
		$222,479,481
Containers & Packaging — 0.8%
Ball Corp.	957,975	$55,102,722
		$55,102,722
Electronic Equipment, Instruments & Components — 3.8%
Amphenol Corp., Class A	2,017,623	$200,006,968
TE Connectivity, Ltd.	502,739	70,634,829
		$270,641,797
Entertainment — 1.0%
Electronic Arts, Inc.	530,258	$72,544,597
		$72,544,597
Financial Services — 13.1%
Fidelity National Information Services, Inc.	753,486	$45,261,904
Fiserv, Inc.(1)	1,035,180	137,513,311
Mastercard, Inc., Class A	769,571	328,229,727
PayPal Holdings, Inc.(1)	1,317,194	80,888,884
Visa, Inc., Class A	1,276,698	332,388,324
		$924,282,150
Health Care Equipment & Supplies — 1.5%
IDEXX Laboratories, Inc.(1)	125,719	$69,780,331
Intuitive Surgical, Inc.(1)	111,950	37,767,452
		$107,547,783
Security	Shares	Value
Hotels, Restaurants & Leisure — 1.2%
Starbucks Corp.	894,087	$ 85,841,293
		$ 85,841,293
Insurance — 2.4%
Aon PLC, Class A	200,329	$ 58,299,745
Marsh & McLennan Cos., Inc.	580,263	109,942,431
		$ 168,242,176
Interactive Media & Services — 4.4%
Alphabet, Inc., Class C(1)	2,209,642	$ 311,404,847
		$311,404,847
IT Services — 5.9%
Accenture PLC, Class A	238,565	$83,714,844
Gartner, Inc.(1)	520,720	234,901,999
VeriSign, Inc.(1)	484,119	99,709,150
		$418,325,993
Life Sciences Tools & Services — 10.9%
Agilent Technologies, Inc.	860,693	$119,662,148
Danaher Corp.	1,384,981	320,401,504
Thermo Fisher Scientific, Inc.	613,661	325,725,122
		$765,788,774
Machinery — 4.1%
IDEX Corp.	519,829	$112,860,074
Xylem, Inc.	1,550,921	177,363,326
		$290,223,400
Personal Care Products — 1.4%
Estee Lauder Cos., Inc. (The), Class A	676,611	$98,954,359
		$98,954,359
Pharmaceuticals — 3.7%
Zoetis, Inc.	1,315,905	$259,720,170
		$259,720,170
Professional Services — 3.4%
Verisk Analytics, Inc.	991,629	$236,860,503
		$236,860,503
Semiconductors & Semiconductor Equipment — 0.8%
Texas Instruments, Inc.	343,716	$58,589,829
		$58,589,829
Software — 10.0%
Adobe, Inc.(1)	219,379	$130,881,511
Intuit, Inc.	405,524	253,464,666

Calvert
Equity Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Microsoft Corp.	857,642	$ 322,507,698
		$ 706,853,875
Specialized REITs — 3.8%
American Tower Corp.	907,614	$ 195,935,710
Crown Castle, Inc.	647,965	74,639,089
		$ 270,574,799
Specialty Retail — 5.7%
Lowe's Cos., Inc.	392,054	$ 87,251,618
O'Reilly Automotive, Inc.(1)	66,669	63,340,883
TJX Cos., Inc. (The)	2,653,610	248,935,154
		$399,527,655
Textiles, Apparel & Luxury Goods — 1.3%
NIKE, Inc., Class B	845,532	$91,799,409
		$91,799,409
Venture Capital — 0.0%(2)
20/20 Gene Systems, Inc.(1)(3)(4)	73,397	$127,711
Digital Directions International, Inc.(1)(3)(4)	354,389	0
Ivy Capital (Proprietary) Ltd.(1)(3)(4)	950,000	14,541
		$142,252
Total Common Stocks (identified cost $3,747,512,506)		$6,917,586,348

Preferred Stocks — 0.0%(2)

Security	Shares	Value
Venture Capital — 0.0%(2)
Entouch:
Series C(1)(3)(4)	2,628,278	$ 265,719
Series C-1(1)(3)(4)	1,023,444	179,614
Sword Diagnostics(1)(3)(4)	1,264,108	0
Total Preferred Stocks (identified cost $918,761)		$ 445,333

Venture Capital Limited Partnership Interests — 0.2%

Security	Value
Accion Frontier Inclusion Fund L.P.(1)(3)(4)	$ 2,350,647
Adobe Capital Social Mezzanine I L.P.(1)(3)(4)	21,682
Africa Renewable Energy Fund L.P.(1)(3)(4)	836,047
Arborview Capital Partners L.P.(1)(3)(4)	513,812
Bridges Ventures US Sustainable Growth Fund L.P.(1)(3)(4)	954,858
Coastal Ventures III L.P.(1)(3)(4)	353,133
Security	Value
Core Innovations Capital I L.P.(1)(3)(4)	$ 1,722,128
Cross Culture Ventures I L.P.(1)(3)(4)	908,300
DBL Equity Fund - BAEF Il L.P.(1)(3)(4)	1,179,460
DBL Partners III L.P.(1)(3)(4)	1,164,331
First Analysis Private Equity Fund V L.P.(1)(3)(4)	642,214
Impact Ventures II L.P.(1)(3)(4)	170,442
LeapFrog Financial Inclusion Fund(1)(3)(4)	3,552
New Markets Education Partners L.P.(1)(3)(4)	24,066
New Markets Venture Partners II L.P.(1)(3)(4)	42,627
Owl Ventures L.P.(1)(3)(4)	900,211
Renewable Energy Asia Fund L.P.(1)(3)(4)	82,421
SEAF India International Growth Fund L.P.(1)(3)(4)	0
SJF Ventures II L.P., Preferred(1)(3)(4)	56,943
SJF Ventures III L.P.(1)(3)(4)	685,307
Westly Capital Partners Fund II L.P.(1)(3)(4)	142,873
Total Venture Capital Limited Partnership Interests (identified cost $7,576,736)	$12,755,054

Short-Term Investments — 1.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(5)	119,996,694	$ 119,996,694
Total Short-Term Investments (identified cost $119,996,694)		$ 119,996,694
Total Investments — 100.0% (identified cost $3,876,004,697)		$7,050,783,429
Other Assets, Less Liabilities — (0.0)%(2)		$ (1,818,876)
Net Assets — 100.0%		$7,048,964,553

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05% or (0.05)%, as applicable.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Restricted security. Total market value of restricted securities amounts to $13,342,639, which represents 0.2% of the net assets of the Fund as of December 31, 2023.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.

Abbreviations:
REITs	– Real Estate Investment Trusts

Calvert
Equity Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Dates	Cost
20/20 Gene Systems, Inc.	8/1/08-8/27/13	$166,889
Accion Frontier Inclusion Fund L.P.	11/12/15-12/6/23	786,621
Adobe Capital Social Mezzanine I L.P.	2/8/13-1/4/23	302,202
Africa Renewable Energy Fund L.P.	4/17/14-7/18/22	997,030
Arborview Capital Partners L.P.	11/13/12-12/7/21	14,610
Bridges Ventures US Sustainable Growth Fund L.P.	6/18/16-10/27/23	864,345
Coastal Ventures III L.P.	7/30/12-1/9/19	88,585
Core Innovations Capital I L.P.	1/6/11-6/30/17	0
Cross Culture Ventures I L.P.	2/24/16-12/21/23	366,153
DBL Equity Fund - BAEF Il L.P.	3/30/11-8/2/16	697,586
DBL Partners III L.P.	1/16/15-4/28/22	870,896
Digital Directions International, Inc.	7/2/08-7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
Entouch, Series C-1, Preferred	10/11/17-11/5/19	136,289
First Analysis Private Equity Fund V L.P.	6/7/13-6/13/18	0
Impact Ventures II L.P.	9/8/10-2/5/18	638,988
Ivy Capital (Proprietary) Ltd.	9/12/12-5/14/14	557,372
LeapFrog Financial Inclusion Fund	1/20/10-1/23/19	0
New Markets Education Partners L.P.	9/27/11-6/1/21	0
New Markets Venture Partners II L.P.	7/21/08-5/3/16	0
Owl Ventures L.P.	7/10/14-3/20/20	0
Renewable Energy Asia Fund L.P.	9/29/10-1/5/17	1,753,943
SEAF India International Growth Fund L.P.	3/22/05-5/24/10	195,777
SJF Ventures II L.P., Preferred	2/14/06-11/20/12	0
SJF Ventures III L.P.	2/6/12-7/14/17	0
Sword Diagnostics, Preferred	12/26/06-11/9/10	432,472
Westly Capital Partners Fund II L.P.	12/27/11-4/16/21	0
The Fund did not have any open derivative instruments at December 31, 2023.
Affiliated Investments
At December 31, 2023, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $119,996,694, which represents 1.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 7,860,731	$ —	$ (7,970,000)	$ —	$109,269	$ —	$ 24,574	$ —
Short-Term Investments
Liquidity Fund, Institutional Class(2)	79,778,996	350,775,961	(310,558,263)	—	—	119,996,694	1,366,326	119,996,694
Total				$ —	$109,269	$119,996,694	$1,390,900

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Equity Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$6,917,444,096(2)	$ —	$ —	$6,917,444,096
Common Stocks - Venture Capital	—	—	142,252	142,252
Preferred Stocks - Venture Capital	—	—	445,333	445,333
Venture Capital Limited Partnership Interests	—	—	12,755,054	12,755,054
Short-Term Investments	119,996,694	—	—	119,996,694
Total Investments	$7,037,440,790	$ —	$13,342,639	$7,050,783,429

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2023 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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